Document and Entity Information	Sep. 13, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001880438
Document Type	8-K
Document Period End Date	Sep. 13, 2023
Entity Registrant Name	AN2 Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41331
Entity Tax Identification Number	82-0606654
Entity Address, Address Line One	1800 El Camino Real
Entity Address, Address Line Two	Suite D
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94027
City Area Code	(650)
Local Phone Number	331-9090
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00001 par value
Trading Symbol	ANTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false